Financial Risks - Summary of Breakdown of RMBS Available-for-Sale (AFS) Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Total fair value	€ 160,100	€ 148,570
Available for sale - residential mortgage-backed securities by quality [member]
Disclosure of financial assets [line items]
Total fair value	2,248	2,222
Available for sale - residential mortgage-backed securities by quality [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total fair value	1,101	782
Available for sale - residential mortgage-backed securities by quality [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total fair value	38	62
Available for sale - residential mortgage-backed securities by quality [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total fair value	352	462
Available for sale - residential mortgage-backed securities by quality [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total fair value	367	468
Available for sale - residential mortgage-backed securities by quality [member] | Other housing [member]
Disclosure of financial assets [line items]
Total fair value	389	449
Available for sale - residential mortgage-backed securities by quality [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total fair value	84	100
Available for sale - residential mortgage-backed securities by quality [member] | AAA [member]
Disclosure of financial assets [line items]
Total amortized cost	1,097	790
Available for sale - residential mortgage-backed securities by quality [member] | AAA [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total amortized cost	1,081	735
Available for sale - residential mortgage-backed securities by quality [member] | AAA [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	4	6
Available for sale - residential mortgage-backed securities by quality [member] | AAA [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	9	48
Available for sale - residential mortgage-backed securities by quality [member] | AAA [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	3	2
Available for sale - residential mortgage-backed securities by quality [member] | AA [member]
Disclosure of financial assets [line items]
Total amortized cost	116	129
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total amortized cost	2	43
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	14	16
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	83	59
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost	2	2
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	15	9
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	8
Available for sale - residential mortgage-backed securities by quality [member] | A [member]
Disclosure of financial assets [line items]
Total amortized cost	18	18
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total amortized cost	1
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	1	1
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	11	15
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	5	2
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	16	16
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member]
Disclosure of financial assets [line items]
Total amortized cost	18	28
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost		2
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	8	10
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost	6	9
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	4	7
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	4	4
Available for sale - residential mortgage-backed securities by quality [member] | BB [member]
Disclosure of financial assets [line items]
Total amortized cost	770	973
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	13	32
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	177	242
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost	302	382
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	278	317
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	63	88
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member]
Disclosure of financial assets [line items]
Total amortized cost	2,020	1,938
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total amortized cost	1,083	778
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	31	56
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	288	373
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost	311	394
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	306	337
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	€ 90	€ 109